Formation and Business of the Company	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Business of the Company

1.	Formation and Business of the Company
Tivic Health Systems, Inc. (the “Company”), was incorporated in the state of California on September 22, 2016 for the purpose of developing and commercializing non-invasive
bioelectronic medicine. In June 2021, the Company was reincorporated as a Delaware corporation. The Company’s first commercial product, ClearUP, is an FDA approved medical device for the treatment of sinus pain, pressure and nasal congestion. The Company is headquartered in Hayward, California.